Investment in and loan to Merit Functional Foods Corporation - Disclosure of financial results of subsidiary (Details) - CAD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Investment In And Loan To Shareholders [Line Items]
Total revenue		$ 171,471	$ 258,646	$ 31,134
Loss for the year/period		(10,258,407)	(617,492)	$ (4,633,494)
Merit Functional Foods Corporation [Member]
Investment In And Loan To Shareholders [Line Items]
Total revenue	$ 0	6,284,174	396,093
Loss for the year/period	$ (2,349,515)	$ (13,271,029)	$ (6,837,195)